Subsequent Events (Details)			1 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 08, 2025	May 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 29, 2025 $ / shares	Apr. 20, 2025 $ / shares	Mar. 31, 2025 shares	Feb. 28, 2025 shares	Dec. 31, 2024 shares
Subsequent Events [Line Items]
Issued shares of common stock | shares							51,965,765		51,815,765
Forecast [Member]
Subsequent Events [Line Items]
Conversion price | $ / shares	$ 0.32			$ 0.32
Conversion option | $	$ 250,000,000
Shares of common stock | shares	779,928
Percentage of issuance shares		20.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price | $ / shares						$ 1.68
Floor price | $ / shares					0.15
Conversion option | $			$ 1,295	$ 600,000
Shares of common stock | shares			7,491,842	2,312,998
Conversion price | $ / shares			$ 0.17	$ 0.26
Subsequent Event [Member] | Roth Capital Partners [Member]
Subsequent Events [Line Items]
Issued shares of common stock | shares								150,000